Quarterly Information (unaudited) (Details) - USD ($)	3 Months Ended						4 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2018	Dec. 02, 2017	Sep. 09, 2017	Feb. 25, 2017	Dec. 03, 2016	Sep. 10, 2016	Jun. 17, 2017	Jun. 18, 2016	Dec. 02, 2017	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Quarterly Financial Information Disclosure [Abstract]
Net sales and other revenue	$ 14,033,700,000	$ 13,599,200,000	$ 13,831,700,000	$ 13,816,600,000	$ 13,613,800,000	$ 13,856,100,000	$ 18,460,000,000	$ 18,391,700,000		$ 59,924,600,000	$ 59,678,200,000	$ 58,734,000,000
Gross profit	3,948,300,000	3,624,600,000	3,729,700,000	3,933,800,000	3,819,800,000	3,765,900,000	5,058,500,000	5,121,000,000		16,361,100,000	16,640,500,000	16,061,700,000
Operating (loss) income	213,300,000	(95,000,000)	(213,800,000)	186,000,000	153,900,000	101,200,000	90,600,000	199,400,000		(4,900,000)	640,500,000	401,700,000
(Loss) income before income taxes	15,300,000	(305,400,000)	(422,900,000)	(45,300,000)	(32,100,000)	(276,700,000)	(204,500,000)	(109,500,000)		(917,500,000)	(463,600,000)	(541,800,000)
Income tax (benefit) expense	(373,000,000)	(523,500,000)	(67,700,000)	(79,900,000)	4,100,000	(38,600,000)	400,000	24,100,000		(963,800,000)	(90,300,000)	(39,600,000)
Net income (loss)	$ 388,300,000	218,100,000	(355,200,000)	$ 34,600,000	$ (36,200,000)	(238,100,000)	$ (204,900,000)	(133,600,000)	$ (342,000,000)	46,300,000	(373,300,000)	(502,200,000)
Goodwill impairment			$ 142,300,000							142,300,000	0	0
Asset impairment charges, excluding goodwill impairment										100,900,000
Increase (decrease) in valuation allowance		$ (359,000,000)							$ 141,000,000	(218,000,000)
Non-cash income tax benefit as a result of lower corporate income tax rate										(430,400,000)	0	0
Increase in deferred tax liabilities due to change in reporting entity										46,700,000	0	0
Business Combination, Separately Recognized Transactions [Line Items]
Gains related to sale of properties								43,500,000
Loss on debt extinguishment						$ 111,700,000				$ (4,700,000)	$ 111,700,000	$ 0
Collington
Business Combination, Separately Recognized Transactions [Line Items]
Pension expense from acquisition								$ 78,900,000